Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated and combined financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Principles of consolidation and combination

Principles of consolidation and combination

The consolidated and combined financial statements include (i) the combined financial statements for the period prior to the reorganization date of September 8, 2025, prepared on a combined basis, which include the accounts of Chromarie Cayman and its common control entities, and (ii) the consolidated financial statements for the period following the reorganization date, prepared on a consolidation basis. All intercompany accounts and transactions have been eliminated.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Company. Non-controlling interests are presented as a separate component of equity in the consolidated and combined balance sheets and statements of operations and other comprehensive income (loss) are attributed to controlling and non-controlling interests. Non-controlling interests primarily relate to the 1.00% equity interest in Henan Lingbao New Materials Technology Co., Ltd. as of March 31, 2026 and 2025.

Use of estimates

Use of estimates

The preparation of consolidated and combined financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated and combined financial statements include, but are not limited to, inventory reserve provision, useful lives and impairment of long-lived assets, and allowance for credit losses. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated and combined financial statements.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the United States Dollar (“US$”). The functional currency of Company’s operating subsidiary in China is the Renminbi (“RMB”).

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in term of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated and combined statements of comprehensive income.

The financial statements of the Company’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earning generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income in the consolidated and combined statements of operations and comprehensive income, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income in the consolidated and combined statements of shareholders’ equity if any.

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	As of and for the years ended March 31,
	2026	2025
Period-end US$1: RMB exchange rate	6.8980	7.2567
Period-average US$1: RMB exchange rate	7.1019	7.2163

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits with banks and other monetary funds. The Company maintains cash and cash equivalents with various financial institutions primarily in China. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of March 31, 2026 and 2025, cash and cash equivalents balances were $ 415,259 and $359,043, respectively. The majority of the Company’s cash is saved in state-owned banks in the PRC, and part of deposits are covered by insurance. In China, a depositor has up to RMB500,000 ($72,485) insured by the People’s Bank of China Financial Stability Bureau. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are stated at the historical carrying amount net of allowance for expected credit losses.

On April 1, 2023, the Company adopted FASB ASC Topic 326 — “Financial Instruments — Credit losses” (“ASC Topic 326”) to estimate the allowance for expected credit losses which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The Company adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 on the Company’s consolidated and combined financial statements was immaterial.

The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

Inventories

Inventories

Inventories, primarily consisting of raw materials, finished goods, and working in process, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. A write-down is recognized when the net realizable value of an inventory falls below its carrying amount. This impairment loss is recorded under loss from write-down of inventory on the consolidated and combined statements of operations and comprehensive income. Cost of inventory, which consists primarily of purchase cost , is determined using weighted average method. Allowances for obsolescence are also assessed based on damage, spoilage, obsolescence, and slow turnover, as applicable, taking into consideration historical and expected future product sales.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of prepayments made to vendors or services providers for future services that have not been provided, other current assets, and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. These other receivables are unsecured and are stated at the historical carrying amount net of allowance for credit losses. The Company determines the allowance for credit losses taking into consideration various factors, including, but not limited to, historical collection experience and credit-worthiness of the debtors, as well as the age of the individual receivables balance. As of March 31, 2026 and 2025, the Company’s Prepaid expenses and other current assets were not impaired.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 to 5 years
Transportation equipment	4 years
Machinery Equipment	10 years
Other Equipment	5 to 10 years
Building Improvement	20 years

The cost and related accumulated depreciation of assets sold or otherwise retired are derecognized from the accounts and any gain or loss is included in the consolidated and combined statements of operations and comprehensive income. Expenditures for maintenance and repairs are charged to expenses as incurred, while additions, renewals, and betterments, which are expected to extend the useful life of assets, are capitalized.

Land-use rights, net

Land-use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization.

Rental period
Land use rights	20-50 years

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable.

The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate, and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset, plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2026 and 2025, impairment of long-lived assets was nil.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement, and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts reported in the consolidated and combined balance sheets of cash, accounts receivable, inventory, and other current assets, value added tax (“VAT”) recoverable, short-term bank loans, accounts payable, contract liabilities, taxes payable, accrued expenses and other payables, approximate their fair market value based on the short-term maturity of these instruments. The Company did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and 2025.

Loans

Loans

Loans comprise short-term loans and long-term loans. Loans are recognized initially at fair value, net of transaction costs incurred. Loans are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable

Accounts payable represent liabilities for goods provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities. Accounts payable are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

Deferred initial public offering (“IPO”) costs

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of March 31, 2026 and 2025, the Company capitalized $541,274 and nil of deferred offering costs, respectively.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

The Company follows the requirements of Topic 606-10-55-36 through -40, Revenue from Contracts with Customers, Principal Agent Considerations, in determining the gross versus net revenue recognition for performance obligation(s) in the contract with a customer. Revenue recorded with the Company acting in the capacity of a principal is reported on a gross basis equal to the full amount of consideration to which we expect in exchange for the goods or services transferred. Revenue recorded with the Company acting in the capacity of an agent is reported on a net basis, exclusive of any consideration provided to the principal party in the transaction.

The Company recognizes revenue for its products sold when it has satisfied a performance obligation by transferring significant risks and rewards of ownership of promised products to the customer. Furthermore, the customer obtains the legal title of and accepts the promised products at a specific time. For each performance obligation satisfied at a point in time, the Company recognizes revenue at a point in time by measuring whether the performance obligation has been met.

The Company treats sales allowances as a reduction of the transaction price and recognizes them as a direct deduction from gross revenue. The Company presents these allowances as a contra-revenue account on the income statement, rather than classifying them as an expense or a component of cost of sales. This presentation accurately reflects that an allowance is an adjustment to the selling price.

Refund liabilities represent the accrued liability for sales returns based on the sales and the Company’s estimate of sales return rates based on the historical refund ratio. It represents the consideration that the Company received but does not expect to be entitled to, which is not included in the transaction price because it will be refunded to customers. The refund liabilities are remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenue. Due to historically low return rates, no sales return reserve was accrued as of March 31, 2026 and 2025.

The principal versus agent evaluation Is matter of judgment that depends on the facts and circumstances of the arrangement and is dependent on whether the Company controls the good or service before it is transferred to the customer or whether we are acting as an agent of a third party. This evaluation is performed separately for each performance obligation identified. For the years ended March 31, 2026 and 2025, there was no revenue recognized on a net basis where the Company is acting as an agent.

For the years ended March 31, 2026 and 2025, the Company’s revenues were primarily derived from (i) Revenue from overseas sales of products, and (ii) Revenue from domestic sales of products.

Revenue from overseas sales of products

The Company generates revenue from sales of pearlescent pigments, industrial intermediates, and powder coatings to overseas customers. The Company acts as a principal in its contracts with customers, which are for the transfer of products or accessories in exchange for a fixed price. Each contract contains a single performance obligation, representing the consolidated and combined promise to provide the specified goods. This is because the standard quality guarantee and pre-delivery activities, including the costs of insurance and other related logistics, are not distinct within the context of the contract; they are fulfilment costs incurred to satisfy the singular promise of delivering a conforming product, and the customer does not benefit from them separately. The Company recognizes revenue for this single obligation at a point in time when control of the products has been transferred to the customer, which is considered complete when the goods cross the ship’s rail at the port of shipment under FOB terms.

Revenue from domestic sales of products

The Company generates revenue from sales of pearlescent pigments, industrial intermediates, and powder coatings to domestic customers. The Company enters into contracts with customers as a principal. The contracts contain one single performance obligation with standard quality guarantee, which is transferring the products or accessories to their customers in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. Usually, the Company offers a credit term within 30-90 days for business customers. The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been accepted and received by customers. In the normal course of business, the Company’s products are sold with no right of return unless the item is defective.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Company’s disaggregation of revenue for the years ended March 31, 2026 and 2025 are as follows:

	For the Years ended March 31,
	2026	2025
Revenue from overseas sales of products	$3,095,591	$3,319,714
Revenue from domestic sales of products	7,170,022	4,402,796
Total revenue	$10,265,613	$7,722,510

Revenue by product categories

The summary of the Company’s total revenues by product categories for the years ended March 31, 2026 and 2025 was as follows:

	For the Years ended March 31,
	2026	2025
Revenue from sales of pearlescent pigments	$5,918,673	$5,640,808
Revenue from sales of industrial intermediates	4,058,772	1,945,522
Revenue from sales of powder coatings	288,168	136,180
Total revenue	$10,265,613	$7,722,510

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated and combined results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

Significant expenses for the years ended March 31, 2026 and 2025 are as follows:

	As of March 31, 2026	As of March 31, 2025
Revenue	$10,265,613	$7,722,510
Less:
Cost of revenues	(8,015,770)	(5,610,148)
Salaries and employee benefits	(385,294)	(324,336)
Office expenses	(246,443)	(148,676)
Freight and port charges	(134,921)	(122,737)
Travel and entertainment expenses	(32,245)	(28,473)
Exhibition fees	(63,050)	(72,646)
Depreciation of fixed assets	(40,899)	(44,505)
Amortization of land-use rights	(16,950)	(16,681)
Research and development expenses	(381,958)	(287,922)
Other segment items	17,231	28,960
Government subsidy	621,728	233,032
Income tax expense	(159,069)	-
Interest income	1,477	1,050
Interest expense	(76,178)	(98,464)
Segment net income	1,353,272	1,230,964

Reconciliation of profit or loss	-	-
Adjustments and reconciling items	-	-
Consolidated and combined net income	$1,353,272	$1,230,964

Cost of revenue	Cost of revenue Cost of revenue consists primarily of (i) cost of materials purchased from suppliers (ii) sales taxes and additional taxes and. (iii) depreciation expenses.
Selling expenses

Selling expenses

Selling expenses primarily comprise (i) freight charges, (ii) exhibition and trade show costs, (iii) salaries and benefits for sales and marketing personnel, (iv) port charges, (v) travel expenses for sales and marketing staff, and (vi) other miscellaneous expenses, such as office supplies and business entertainment costs.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily comprise (i) salaries and benefits for management personnel of operating entities, (ii) business and office operating expenses, (iii) depreciation and amortization expenses, and (iv) other expenses, which mainly include business entertainment, vehicle usage, travel, and other miscellaneous costs incurred for administrative purposes.

Research and development expenses

Research and development expenses

The Company expenses all internal research and development costs as incurred, which primarily comprise costs of materials used for experiments, employee costs, and other daily expenses related to research and development activities.

Employee benefits

Employee benefits

Full-time employees of the operating entity in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Company has made employee benefit contributions under PRC government requirements and has no legal obligation beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $48,111 and $45,754 for the years ended March 31, 2026 and 2025, respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital. For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital. If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

VAT

VAT

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated and combined financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated and combined financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company believes there were no uncertain tax positions on March 31, 2026 and 2025.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances. As of the report, the tax years for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities. There were no ongoing examinations by tax authorities as of March 31, 2026 and 2025.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the increase in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement th at is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) included net income and foreign currency translation adjustments that are presented in the consolidated and combined statements of operations and comprehensive income.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2026 and 2025, there was no dilution impact.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, including the redeemable shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2026 and 2025, there were no dilutive shares.

Risks and uncertainties

Risks and uncertainties

Concentration of credit risks

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and accounts receivable. As of March 31, 2026 and 2025, the aggregate amounts of cash of $415,259 and $359,043, respectively, were deposited at major financial institutions located in the PRC. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations. The Company maintains an allowance for credit losses, and actual losses have generally been within management’s expectations. Refer to “Note 17. Customer and Supplier Concentrations” for detail.

Currency convertibility risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Interest rate risk

The Company’s exposure to interest rate risk primarily relates to the interest income generated by excess cash, which is mostly held in interest-bearing bank deposits. The Company’s exposure to interest rate risk also arises from its borrowings that have a floating rate of interest. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. The Company has not been, and does not expect to be, exposed to material interest rate risks, and therefore has not used any derivative financial instruments to manage such interest risk exposure. The Company has not been exposed to material risks due to changes in market interest rates, and has not used any derivative financial instruments to manage the interest risk exposure during the years ended March 31, 2026 and 2025.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued and has evaluated all other pronouncements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. We do not expect the adoption of this accounting standard to have an impact on our consolidated financial statements.

On July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The Board developed the new guidance in conjunction with the Private Company Council to address concerns from stakeholders that estimating expected credit losses can be costly and complex for such transactions. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company expects the adoption on this ASU will not have a material effect on the Company’s combined and consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that this update will have on the consolidated financial statements.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company’s financial position, result of operations, or cash flows.